EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
EARNINGS PER SHARE

16. EARNINGS PER SHARE

Under ASC 260, Earnings per Share, entities that have issued securities other than common stock that participate in dividends with common stock (i.e., participating securities) are required to apply the two-class method to compute earnings per share (“EPS”). The two-class method is an earnings allocation method under which EPS is calculated for each class of common stock and participating security considering both dividends declared (or accumulated) and participation rights in undistributed earnings as if all such earnings had been distributed during the period. The dilutive effect of each participating security is calculated using the more dilutive of the following approaches:

●	The treasury stock method, reverse treasury stock method, if-converted method or contingently issuable share method, as applicable, provided a participating security or second class of common stock is a potential common share

●	The two-class method, assuming a participating security or second class of common stock is not exercised or converted

Quarter and year-to-date periods ended June 30, 2021

The following tables provide a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the periods described (in US$ thousands except shares and per share amounts):

Date	Transaction Detail	Change in Shares	Quarter ended June 30, 2021 Weighted Average Ordinary Shares Outstanding
December 31, 2020	Beginning Balance		87,777,553
June 1, 2020	SAPESCO - NESR ordinary share consideration (issued January 14, 2021) (1)	2,237,000	2,237,000
December 31, 2020	SAPESCO - Additional Earn-Out Shares (issued January 14, 2021) (2)	145,039	145,039
February 23, 2021	Restricted Stock Vesting	87,905	61,679
March 16, 2021	Restricted Stock Vesting	316,781	185,518
March 18, 2021	Restricted Stock Vesting	288,329	165,670
December 31, 2020	SAPESCO - Contingently Issuable Shares (contingency resolved at December 31, 2020; all but 7,268 issued on June 8, 2021) (3)	157,702	157,702
March 31, 2021	SAPESCO - Contingently Issuable Shares (contingency resolved at March 31, 2021; issued on June 8, 2021) (3)	113,215	57,546
June 8, 2021	SAPESCO - Customer Receivables Earn-Out Shares (contingency resolved and issued both on June 8, 2021)	2,962	376
June 30, 2021	Ending Balance		90,788,083

(1)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares issued in the quarter ended March 31, 2021 pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since June 1, 2020.
(2)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 145,039 shares, relating to the quarter ended March 31, 2021 issuance of Additional Earn-Out Shares pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since December 31, 2020.
(3)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 270,917 shares, relating primarily to the actual/expected 2021 issuance of Customer Receivables Earn-Out Shares pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since the conditions for issuance were satisfied.

Date	Transaction Detail	Change in Shares	Quarter ended June 30, 2021 Weighted Average Ordinary Shares Outstanding
March 31, 2021	Beginning Balance		90,852,607
December 31, 2020	SAPESCO - Contingently Issuable Shares (contingency resolved at December 31, 2020; all but 7,268 issued on June 8, 2021) (1)	157,702	157,702
March 31, 2021	SAPESCO - Contingently Issuable Shares (contingency resolved at March 31, 2021; issued on June 8, 2021) (1)	113,215	113,215
June 8, 2021	SAPESCO - Customer Receivables Earn-Out Shares (contingency resolved and issued both on June 8, 2021)	2,962	749
June 30, 2021	Ending Balance		91,124,273

(1)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 270,917 shares, relating primarily to the actual/expected 2021 issuance of Customer Receivables Earn-Out Shares pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since the conditions for issuance were satisfied.

	Quarter ended June 30, 2021			Year-to-date period ended June 30, 2021
	Undistributed & distributed earnings to common shareholders	Common shares	EPS	Undistributed & distributed earnings to common shareholders	Common shares	EPS
Basic EPS - common shares	$7,821	91,124,273	$0.09	$19,293	90,788,083	$0.21
Restricted Stock Units	-	951,909		-	1,017,423
Antidilution sequencing - subtotal	7,821	92,076,182	$0.08	19,293	91,805,506	$0.21
Decrease/(increase) in the fair value of the warrants	-			-
0 (zero) Private Warrants @ $5.75 per half share		-			-
35,540,380 Public Warrants @ $5.75 per half share		2,560,192			1,562,517
Antidilution sequencing - subtotal	7,821	94,636,374	$0.08	19,293	93,368,023	$0.21

Diluted EPS - common shares	$7,821	94,636,374	$0.08	$19,293	93,368,023	$0.21

Warrants that could be converted into as many as 15,209,998 and 16,207,673 ordinary shares were excluded from common shares at June 30, 2021 quarter-to-date and June 30, 2021 year-to-date, respectively, as they were assumed repurchased upon exercise of the warrants. In addition to these warrants, the Company also had 1,405,316 and 1,172,848 restricted stock units excluded from common shares at June 30, 2021 quarter-to-date and June 30, 2021 year-to-date, respectively, as they were also assumed repurchased through the impact of unrecognized share-based compensation cost.

Quarter and year-to- date periods ended June 30, 2020

The following tables provide a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the periods described (in US$ thousands except shares and per share amounts):

Date	Transaction Detail	Change in Shares	Quarter ended June 30, 2020 Weighted Average Ordinary Shares Outstanding
March 31, 2020	Beginning Balance		87,495,221
June 1, 2020	Shares to be issued in SAPESCO transaction (Note 4) (1)	2,237,000	737,473
June 30, 2020	Ending Balance		88,232,694

(1)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued, as such 2,237,000 shares issued in the first quarter of 2021 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share.

Date	Transaction Detail	Change in Shares	Year-to-date period ended June 30, 2020 Weighted Average Ordinary Shares Outstanding
December 31, 2019	Beginning Balance		87,187,289
March 18, 2020	Restricted stock vesting	307,932	175,961
June 1, 2020	Shares to be issued in SAPESCO transaction (Note 4) (1)	2,237,000	368,736
June 30, 2020	Ending Balance		87,731,986

(1)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued, as such 2,237,000 shares issued in the first quarter of 2021 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share.

	Quarter ended	Year-to-date period ended
Shares for Use in Allocation of Participating Earnings:	June 30, 2020	June 30, 2020

Weighted average ordinary shares outstanding	88,232,694	87,731,986
Non-vested, participating restricted shares	1,163,757	1,163,757
Shares for use in allocation of participating earnings	89,396,451	88,895,743

Basic earnings per share (EPS):

	Quarter ended	Year-to-date Period Ended
	June 30, 2020	June 30, 2020

Net income	$10,514	$22,461
Less dividends to:
Ordinary Shares	-	-
Non-vested participating shares	-	-
Total Undistributed Earnings	$10,514	$22,461

	Quarter ended	Year-to-date period ended
	June 30, 2020	June 30, 2020

Allocation of undistributed earnings to Ordinary Shares	$10,377	$22,167
Allocation of undistributed earnings to Non-vested Shares	137	294
Total Undistributed Earnings	$10,514	$22,461

	Quarter ended	Year-to-date period ended
Ordinary Shares:	June 30, 2020	June 30, 2020

Distributed Earnings	$-	$-
Undistributed Earnings	0.12	0.25
Total	$0.12	$0.25

Diluted earnings per share (EPS):

	Quarter ended June 30, 2020			Year-to-date period ended June 30, 2020
Ordinary shares	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS

Based EPS	$10,377	88,232,694	$0.12	$22,167	87,731,986	$0.25

Add-back:
Undistributed earnings allocated to non-vested shareholders	137	-		294	-
0 (zero) Private Warrants @ $5.75 per half share (anti-dilutive)(1)	-	-		-	-
35,540,380 Public Warrants @ $5.75 per half share (anti-dilutive)(1)	-	-		-	-

Less:
Undistributed earnings reallocated to non-vested shareholders	(137)	-		(294)	-

Diluted EPS — Ordinary shares	$10,377	88,232,694	$0.12	$22,167	87,731,986	$0.25

(1)	Non-participating warrants that could be converted into as many as 17,770,190 ordinary shares are excluded from diluted EPS at June 30, 2020. These warrants are anti-dilutive at current market prices. In addition to these warrants, the Company also has 1,080,905 restricted stock units that are non-participating at June 30, 2020.